FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Non-Derivative Instruments Designated as Net Investment Hedges (Details) $ in Millions, $ in Millions	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Hedging instrument, assets	$ 18
Net Investment Hedge
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Notional amount		$ 250		$ 250
Hedging instrument, assets	330		$ 337
Cash Flow Hedges
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Notional amount		$ 331		$ 338
Hedging instrument, assets	$ 18		$ 31